MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED DECEMBER 30, 2022 TO THE

INVESTOR CLASS AND INSTITUTIONAL CLASS PROSPECTUSES FOR

THE MATTHEWS ASIA DIVIDEND FUND AND

THE MATTHEWS CHINA DIVIDEND FUND (TOGETHER, THE “FUNDS”)

DATED APRIL 28, 2022, AS SUPPLEMENTED (TOGETHER, THE “PROSPECTUSES”)

Portfolio Manager Changes

For all existing and prospective shareholders of the Matthews Asia Dividend Fund – Investor Class (MAPIX) and Institutional Class (MIPIX) and the Matthews China Dividend Fund – Investor Class (MCDFX) and Institutional Class (MICDX):

Effective December 31, 2022, S. Joyce Li, CFA, will cease to be a portfolio manager of the Funds. Therefore, effective as of the same date, all references to S. Joyce Li in the Prospectuses are removed in their entirety.

Matthews Asia Dividend Fund

Yu Zhang, CFA, will continue to act as a Lead Manager of the Matthews Asia Dividend Fund. In addition, effective as of December 31, 2022, Sherwood Zhang, CFA, will no longer serve as a Co-Manager of the Fund, and Robert J. Horrocks, PhD, who is currently a Co-Manager of the Fund, will act as a Lead Manager of the Fund. Also effective as of the same date, Kenneth Lowe, CFA, will act as a Lead Manager of the Fund, and Elli Lee and Siddharth Bhargava will act as Co-Managers of the Fund.

Therefore, effective December 31, 2022, the disclosure under the heading “Matthews Asia Dividend Fund — Portfolio Managers” in the Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2011.

Lead Manager: Robert Horrocks, PhD, is Chief Investment Officer at Matthews and has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2013.

Lead Manager: Kenneth Lowe, CFA, has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Siddharth Bhargava has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

Co-Manager: Elli Lee has been a Portfolio Manager of the Matthews Asia Dividend Fund since 2022.

The Lead Manager is primarily responsible for the Fund’s day-to-day investment management decisions (and jointly responsible with the other Lead Managers). The Lead Managers are supported by and consult with the Co-Managers, who are not primarily responsible for portfolio management.

Matthews China Dividend Fund

Sherwood Zhang, CFA, will continue to act as a Lead Manager of the Matthews China Dividend Fund and Yu Zhang, CFA, will continue to act as a Co-Manager of the Fund. In addition, effective as of December 31, 2022, Winnie Chwang will act as a Lead Manager of the Fund and Elli Lee and Andrew Mattock, CFA, will act as Co-Managers of the Fund.

Therefore, effective December 31, 2022, the disclosure under the heading “Matthews China Dividend Fund — Portfolio Managers” in the Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers

Lead Manager: Sherwood Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2014.

Lead Manager: Winnie Chwang has been a Portfolio Manager of the Matthews China Dividend Fund since 2022.

Co-Manager: Yu Zhang, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2012.

Co-Manager: Elli Lee has been a Portfolio Manager of the Matthews China Dividend Fund since 2022.

Co-Manager: Andrew Mattock, CFA, has been a Portfolio Manager of the Matthews China Dividend Fund since 2022.

The Lead Manager is primarily responsible for the Fund’s day-to-day investment management decisions (and jointly responsible with the other Lead Manager). The Lead Managers are supported by and consult with the Co-Managers, who are not primarily responsible for portfolio management.

In addition, effective as of December 31, 2022, the disclosure relating to Robert Horrocks, Siddharth Bhargava, Winnie Chwang, Elli Lee, Kenneth Lowe, Andrew Mattock and Sherwood Zhang in the table under “Management of the Funds – Portfolio Managers” in the Prospectuses is removed in its entirety and replaced with the following:

ROBERT J. HORROCKS, PhD
Robert Horrocks is Chief Investment Officer and a Portfolio Manager at Matthews and has been a Matthews Asia Funds Trustee since 2018. He manages the firm’s Asian Growth and Income and Asia Dividend Strategies and co-manages the Asia ex Japan Dividend Strategy. As Chief Investment Officer, Robert oversees the firm’s investment process and investment professionals and sets the research agenda for the investment team. Before joining Matthews in 2008, Robert was Head of Research at Mirae Asset Management in Hong Kong. From 2003 to 2006, Robert served as Chief Investment Officer for Everbright Pramerica in China, establishing its quantitative investment process. He started his career as a Research Analyst with WI Carr Securities in Hong Kong before moving on to spend eight years working in several different Asian jurisdictions for Schroders, including stints as Country General Manager in Taiwan, Deputy Chief Investment Officer in Korea and Designated Chief Investment Officer in Shanghai. Robert earned his PhD in Chinese Economic History from Leeds University in the United Kingdom and is fluent in Mandarin. Robert has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2009 and of the Matthews Asia Dividend Fund since 2013.	Lead Manager Matthews Asian Growth and Income Fund Matthews Asia Dividend Fund
SIDDHARTH BHARGAVA
Siddharth Bhargava is a Portfolio Manager at Matthews and co-manages the firm’s Asian Growth and Income and Asia Dividend Strategies. Prior to joining the firm in 2011, he was an Investment Analyst at Navigator Capital. Siddharth also served as a credit and debt market research assistant to Dr. Edward Altman at the New York University Salomon Center. From 2005 to 2008, he was a Credit Analyst at Sandell Asset Management. Siddharth received a B.A. in Economics from the University of Virginia and an MBA from the Stern School of Business at New York University. He is fluent in Hindi and conversational in German. Siddharth has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2021 and of the Matthews Asia Dividend Fund since 2022.	Co-Manager Matthews Asian Growth and Income Fund Matthews Asia Dividend Fund
WINNIE CHWANG
Winnie Chwang is a Portfolio Manager at Matthews and manages the firm’s China Small Companies and China Dividend Strategies and co-manages the firm’s China and Pacific Tiger Strategies. She joined the firm in 2004 and has built her investment career at the firm. Winnie earned an M.B.A. from the Haas School of Business and received her B.A. in Economics with a minor in Business Administration from the University of California, Berkeley. She is fluent in Mandarin and conversational in Cantonese. Winnie has been a Portfolio Manager of the Matthews China Fund since 2014, of the Matthews China Small Companies Fund since 2020, of the Matthews Pacific Tiger Fund since 2021, of the Matthews China Active ETF since 2022, and of the Matthews China Dividend Fund since 2022.	Lead Manager Matthews China Small Companies Fund Matthews China Dividend Fund Co-Manager Matthews China Fund Matthews Pacific Tiger Fund Matthews China Active ETF

ELLI LEE
Elli Lee is a Portfolio Manager at Matthews and manages the firm’s Korea Strategy and co-manages the Asia Dividend and China Dividend Strategies. Prior to joining the firm in 2016, Elli worked at Bank of America Merrill Lynch for 10 years, most recently in Korean Equity Sales and previously as an Equity Research Analyst covering South Korea’s engineering, construction, steel and education sectors. From 2003 to 2005, Elli was an Investor Relations Specialist at Hana Financial Group in Seoul. She earned a Master of Science in Global Finance from the Hong Kong University of Science and Technology Business School and New York University Stern School of Business, and received a B.A. in Economics from Bates College, and is fluent in Korean. Elli has been a Portfolio Manager of the Matthews Korea Fund since 2019 and of the Matthews Asia Dividend Fund and Matthews China Dividend Fund since 2022.	Lead Manager Matthews Korea Fund Co-Manager Matthews Asia Dividend Fund Matthews China Dividend Fund
KENNETH LOWE
Kenneth Lowe is a Portfolio Manager at Matthews and manages the firm’s Asian Growth and Income and Asia Dividend Strategies. Prior to joining Matthews in 2010, he was an Investment Manager on the Asia and Global Emerging Market Equities Team at Martin Currie Investment Management in Edinburgh, Scotland. Kenneth received an M.A. in Mathematics and Economics from the University of Glasgow. Kenneth has been a Portfolio Manager of the Matthews Asian Growth and Income Fund since 2011 and of the Matthews Asia Dividend Fund since 2022.	Lead Manager Matthews Asia Growth and Income Matthews Asia Dividend Fund
ANDREW MATTOCK, CFA
Andrew Mattock is a Portfolio Manager at Matthews and manages the firm’s China and China Small Companies Strategies, and co-manages the firm’s Pacific Tiger and China Dividend Strategies. Prior to joining the firm in 2015, he was a Fund Manager at Henderson Global Investors for 15 years, first in London and then in Singapore, managing Asia Pacific equities. Andrew holds a Bachelor of Business majoring in Accounting from ACU. He began his career at PricewaterhouseCoopers and qualified as a Chartered Accountant. Andrew has been a Portfolio Manager of the Matthews China Fund since 2015, of the Matthews China Small Companies Fund since 2020, of the Matthews Pacific Tiger Fund and Matthews China Active ETF since 2022, and of the Matthews China Dividend Fund since 2022.	Lead Manager Matthews China Fund Matthews China Small Companies Fund Matthews China Active ETF Co-Manager Matthews Pacific Tiger Fund Matthews China Dividend Fund
SHERWOOD ZHANG, CFA
Sherwood Zhang is a Portfolio Manager at Matthews and manages the firm’s China Dividend Strategy and co-manages the Asia ex Japan Dividend and China Strategies. Prior to joining Matthews in 2011, Sherwood was an analyst at Passport Capital from 2007 to 2010, where he focused on such industries as property and basic materials in China as well as consumer-related sectors. Before earning his M.B.A. in 2007, Sherwood served as a Senior Treasury Officer for Hang Seng Bank in Shanghai and Hong Kong, and worked as a Foreign Exchange Trader at Shanghai Pudong Development Bank in Shanghai. He received his M.B.A. from the University of Maryland and his Bachelor of Economics in Finance from Shanghai University. Sherwood is fluent in Mandarin and speaks conversational Cantonese. Sherwood has been a Portfolio Manager of the Matthews China Dividend Fund since 2014 and of the Matthews China Fund and Matthews China Active ETF since 2022.	Lead Manager Matthews China Dividend Fund Co-Manager Matthews China Fund Matthews China Active ETF

Please retain this Supplement with your records.

ST071

MATTHEWS INTERNATIONAL FUNDS

dba MATTHEWS ASIA FUNDS

SUPPLEMENT DATED DECEMBER 30, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JULY 29, 2022, AS SUPPLEMENTED (THE “SAI”)

For all existing and prospective shareholders of the Matthews Asia Dividend Fund and the Matthews China Dividend Fund (together, the “Funds”):

Effective December 31, 2022, S. Joyce Li, CFA, will cease to be a portfolio manager of the Funds. Therefore, effective as of the same date, all references to S. Joyce Li in the SAI are removed in their entirety.

Matthews Asia Dividend Fund

Yu Zhang, CFA, will continue to act as a Lead Manager of the Matthews Asia Dividend Fund. In addition, effective as of December 31, 2022, Sherwood Zhang, CFA, will no longer serve as a Co-Manager of the Fund, and Robert J. Horrocks, PhD, who is currently a Co-Manager of the Fund, will act as a Lead Manager of the Fund. Also effective as of the same date, Kenneth Lowe, CFA, will act as a Lead Manager of the Fund, and Elli Lee and Siddharth Bhargava will act as Co-Managers of the Fund.

Matthews China Dividend Fund

Sherwood Zhang, CFA, will continue to act as a Lead Manager of the Matthews China Dividend Fund and Yu Zhang, CFA, will continue to act as a Co-Manager of the Fund. In addition, effective as of December 31, 2022, Winnie Chwang will act as a Lead Manager of the Fund and Elli Lee and Andrew Mattock, CFA, will act as Co-Managers of the Fund.

Effective December 31, 2022, the disclosure relating to Robert Horrocks in the table under the heading “Management of the Funds – Fund Ownership by Trustees” beginning on page 48 of the SAI is hereby removed and replaced with the following:

Name of Trustee	Dollar Range of Equity Securities in each of the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee withing the Family Investment Companies*
Horrocks, Robert**

•  Matthews Asian Growth and Income Fund

•  Matthews Asia Dividend Fund

•  Matthews China Dividend Fund

•  Matthews Emerging Markets Small Companies Fund

•  Matthews Emerging Markets Equity Fund

•  Matthews Asia Total Return Bond Fund

	Over $100,000 Over $100,000 Over $100,000 $10,001-$50,000 Over $100,000 Over $100,000	Over $100,000

*	As of December 31, 2021, the “Fund Complex” consisted of the Trust’s 16 Funds.
**	Information for Mr. Horrocks is provided as of December 22, 2022.

Effective December 31, 2022, the disclosure relating to Winnie Chwang, Robert Horrocks, Elli Lee, Kenneth Lowe, Andrew Mattock, and Sherwood Zhang in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 74 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Winnie Chwang[1] Lead Manager of the Matthews China Small Companies and Matthews China Dividend Funds; Co-Manager of the Matthews China and Matthews Pacific Tiger Funds and Matthews China Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 341,825,939 0	0 0 0	0 0 0
Robert Horrocks, PhD[1] Lead Manager of the Matthews Asian Growth and Income and Matthews Asia Dividend Funds	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 3 0	0 496,911,137 0	0 0 0	0 0 0
Elli Lee Lead Manager of the Matthews Korea Fund; Co-Manager of the Matthews Asia Dividend and Matthews China Dividend Funds	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 0 0	0 0 0	0 0 0	0 0 0
Kenneth Lowe, CFA[1] Lead Manager of the Matthews Asian Growth and Income and Matthews Asia Dividend Funds	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 361,607,775 0	0 0 0	0 0 0

Andrew Mattock, CFA

Lead Manager of the Matthews China and Matthews China Small Companies Funds and Matthews China Active ETF; Co-Manager of the Matthews Pacific Tiger and Matthews China Dividend Funds

	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 3 0	0 999,424,201 0	0 0 0	0 0 0
Sherwood Zhang, CFA Lead Manager of the Matthews China Dividend Fund; Co-Manager of the Matthews China Fund and Matthews China Active ETF	Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	0 2 0	0 25,972,820 0	0 0 0	0 0 0

[1]	Information for Ms. Chwang, Mr. Horrocks and Mr. Lowe is provided as of December 22, 2022.

In addition, effective December 31, 2022, the disclosure relating to Winnie Chwang and Kenneth Lowe in the table under the heading “Management of the Funds – Portfolio Managers” beginning on page 78 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
Chwang, Winnie†	• Matthews Asia Dividend Fund* • Matthews Asia Growth Fund* • Matthews China Fund* • Matthews India Fund* • Matthews China Small Companies Fund • Matthews Emerging Markets Small Companies Fund*	$1-$10,000 $10,001-$50,000 $10,001-$50,000 $1-$10,000 $10,001-$50,000 $1-$10,000
Lowe, Kenneth†	• Matthews Asian Growth and Income Fund	$10,001-$50,000

*	The Portfolio Manager does not have responsibility for the day-to-day management of this Fund’s portfolio.
†	Information provided as of December 22, 2022.

Please retain this Supplement with your records.

ST072